Other receivables and assets - Disclosure of other receivables and other assets (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Prepaid expenses - non current	€ 804	€ 948
Total non-current other receivables and assets	804	948
Research tax credit ("CIR")	2,152	5,774
VAT receivables	12,517	9,841
Prepaid expenses	2,331	3,233
Credit notes	68	48
Other	70	0
Total current other receivables and assets	17,138	18,896
Other receivables and assets	€ 17,942	€ 19,843